ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Accrued payroll and welfare	$ 5,608,653	$ 3,798,472
Accrued professional fees	406,887	374,944
Other tax payables	5,080,274	1,802,962
Interest payable	364,708	390,467
Others	4,673,886	1,953,196
Total	$ 16,134,408	$ 8,320,041